Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses of intangible assets	¥ 3,435	$ 513	¥ 0	¥ 0
Estimated amortization expense of intangible assets, 2020	4,329
Estimated amortization expense of intangible assets, 2021	4,329
Estimated amortization expense of intangible assets, 2022	3,512
Estimated amortization expense of intangible assets, 2023	2,810
Estimated amortization expense of intangible assets, 2024	¥ 2,553